CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues
Product sales	$ 2,925,971	$ 1,703,311	$ 7,541,874	$ 5,203,675	$ 7,241,392	$ 5,902,120
License fees	67,063	0	67,063	3,154,722	3,154,722	1,345,279
Royalties	244,350	56,000	369,646	103,021	168,106	0
Other revenue	128,835	0	128,835	0
Total revenues	3,366,219	1,759,311	8,107,418	8,461,418	10,564,220	7,247,399
Cost of revenues
Cost of sales	2,817,386	992,277	5,439,401	2,815,623	3,898,162	2,727,156
Cost of royalties	32,504	5,658	41,578	10,774	16,380	0
Total cost of revenues	2,849,890	997,935	5,480,979	2,826,397	3,914,542	2,727,156
Gross profit	516,329	761,376	2,626,439	5,635,021	6,649,678	4,520,243
Operating expenses
Salaries and wages	1,967,965	1,745,520	6,011,337	5,586,743	7,106,906	2,852,327
Consulting expenses	415,947	501,058	1,596,576	1,784,401	2,275,905	1,348,499
Professional fees	385,344	336,446	827,198	1,002,947	1,189,734	786,424
Research, development, trials and studies	922,999	1,006,049	3,050,038	2,454,615	3,386,439	98,148
General and administrative expenses	1,433,611	1,380,449	5,415,768	4,082,400	5,585,419	2,949,164
Total operating expenses	5,125,866	4,969,522	16,900,917	14,911,106	19,544,403	8,034,562
Loss from operations	(4,609,537)	(4,208,146)	(14,274,478)	(9,276,085)	(12,894,725)	(3,514,319)
Other income (expense)
Interest, net	(378,587)	(262,008)	(1,323,900)	(797,140)	(1,041,533)	(1,048,474)
Change in fair value of derivative liabilities	5,789	689,264	250,349	442,743	492,311	470,466
Change in fair value of contingent consideration	0	0	0	(4,334,932)	(4,334,932)	0
Gain on debt restructuring					0	576,677
Inducement expense	0	0	0	(1,513,371)	(1,513,371)	0
Settlement of contingency	0	0	0	(471,250)	(471,250)	0
Other	12,076	576	12,331	(529)	(16,558)	23,135
Total other income (expenses)	(360,722)	427,832	(1,061,220)	(6,674,479)	(6,885,333)	21,804
Loss before provision for income taxes	(4,970,259)	(3,780,314)	(15,335,698)	(15,950,564)	(19,780,058)	(3,492,515)
Income tax provision	4,890	4,609	14,670	13,827	18,000	18,000
Net loss	(4,975,149)	(3,784,923)	(15,350,368)	(15,964,391)	(19,798,058)	(3,510,515)
Preferred dividends:
Net loss to common stockholders	(4,975,149)	(3,784,923)	(15,350,368)	(15,977,953)	(19,811,620)	(3,856,751)
Loss per common share - Basic and diluted (in dollars per share)	$ (0.05)	$ (0.04)	$ (0.15)	$ (0.20)	$ (0.24)	$ (0.08)
Weighted average shares outstanding - Basic and diluted (in shares)	104,890,396	91,214,635	102,891,983	78,502,867	81,859,343	50,665,986
Series D preferred stock [Member]
Other income (expense)
Net loss					0	0
Preferred dividends:
Preferred stock	0	0	0	13,562	13,562	331,004
Series A Preferred Stock [Member]
Other income (expense)
Net loss					0	0
Preferred dividends:
Preferred stock					0	9,064
Series B Preferred Stock [Member]
Other income (expense)
Net loss					0	0
Preferred dividends:
Preferred stock					$ 0	$ 6,168